Risk and Capital Management - Summary of Off Balance Sheet (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	R$ 66,720	R$ 66,105
Commitments to be released	305,422	272,843
Letters of credit to be released	15,013	10,747
Contractual commitments-Fixed assets and Intangible	273	678
Total	387,428	350,373
0-30 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	1,286	1,305
Commitments to be released	125,664	110,909
Letters of credit to be released	15,013	10,747
Contractual commitments-Fixed assets and Intangible	0
Total	141,963	122,961
31 - 365 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	19,447	17,314
Commitments to be released	22,818	25,977
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	273	405
Total	42,538	43,696
366 - 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	9,359	5,509
Commitments to be released	7,064	5,796
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	0	273
Total	16,423	11,578
Over 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	36,628	41,977
Commitments to be released	149,876	130,161
Letters of credit to be released	0
Contractual commitments-Fixed assets and Intangible	0
Total	R$ 186,504	R$ 172,138